Inventories, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Inventories, Net [Abstract]
Inventories, net

Note 4 – Inventories, net

Inventories consist of the following:

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Gift card (or E-voucher)	$20,641	$378,710
Nutrition products	12,940	8,383
Food and beverage products	14,661	13,450
Total	$48,242	$400,543

Note 4 – Inventories

Inventories consist of the following:

	As of June 30, 2023	As of June 30, 2022
Gift card (or E-voucher)	$378,710	$187,271
Nutrition products	8,383	28,798
Food and beverage products	13,450	-
Total	$400,543	$216,069